UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

 1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

1-800-846-7526

Date of fiscal year end:

9/30

Date of reporting period:  12/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Timothy Plan Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 95.2%
	ADVERTISING - 1.3%
14,100	MDC Partners, Inc.	$ 190,632

	AEROSPACE/DEFENSE - 1.8%
675	HEICO Corp.	39,474
1,125	HEICO Corp. - Class A	44,269
1,875	TransDigm Group, Inc. *	179,400
		263,143
	APPAREL - 0.5%
2,110	Steven Madden Ltd. *	72,795

	BANKS - 2.1%
10,190	Cardinal Financial Corp.	109,441
7,300	First Midwest Bancorp, Inc./IL	73,949
6,568	Webster Financial Corp.	133,922
		317,312
	BEVERAGES - 0.2%
600	Green Mountain Coffee Roasters, Inc. *	26,910

	BIOTECHNOLOGY - 0.5%
5,050	Human Genome Sciences, Inc. *	37,319
6,325	NPS Pharmaceuticals, Inc. *	41,682
		79,001
	CHEMICALS - 2.4%
4,540	Airgas, Inc.	354,483

	COMMERCIAL SERVICES - 7.3%
6,080	Cardtronics, Inc. *	164,525
8,236	FleetCor Technologies, Inc. *	246,009
1,962	Gartner, Inc. *	68,219
2,440	K12, Inc. *	43,774
9,850	Kenexa Corp. *	262,995
1,450	PAREXEL International Corp. *	30,073
8,910	United Rentals, Inc. *	263,291
		1,078,886
	COMPUTERS - 3.6%
1,730	Cognizant Technology Solutions Corp. - Cl. A *	111,256
7,450	Jack Henry & Associates, Inc.	250,394
525	Manhattan Associates, Inc. *	21,252
925	Super Micro Computer, Inc. *	14,504
1,865	Syntel, Inc.	87,226
1,125	Teradata Corp. *	54,574
		539,206
	DISTRIBUTION/WHOLESALE - 2.8%
2,900	MWI Veterinary Supply, Inc. *	192,676
4,150	WESCO International, Inc. *	219,992
		412,668
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
1,025	Affiliated Managers Group, Inc. *	98,349
4,179	Discover Financial Services	100,296
2,425	IntercontinentalExchange, Inc. *	292,334
		490,979
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
2,765	Belden, Inc.	92,019

	ENVIRONMENTAL CONTROL - 3.3%
7,085	Clean Harbors, Inc. *	451,527
1,150	Waste Connections, Inc.	38,111
		489,638
	HEALTHCARE-PRODUCTS - 6.1%
3,150	Bruker Corp. *	39,123
980	Cepheid, Inc. *	33,722
4,950	Cyberonics, Inc. *	165,825
4,975	Hill-Rom Holdings, Inc.	167,608
1,675	Insulet Corp. *	31,540
300	Intuitive Surgical, Inc. *	138,903
9,300	NxStage Medical, Inc. *	165,354
2,182	Sirona Dental Systems, Inc. *	96,095
1,650	Tornier NV *	29,700
1,650	Volcano Corp. *	39,254
		907,124
	HOME BUILDERS - 0.3%
3,850	DR Horton, Inc.	48,549

	INSURANCE - 0.8%
2,875	Alterra Capital Holdings Ltd.	67,936
2,650	XL Group PLC	52,391
		120,327
	INTERNET - 2.4%
1,750	AboveNet, Inc. *	113,768
1,205	comScore, Inc. *	25,546
14,115	KIT Digital, Inc. *	119,272
4,125	TIBCO Software, Inc. *	98,629
		357,215
	INVESTMENT COMPANIES - 0.4%
3,775	Ares Capital Corp.	58,324

	LEISURE TIME - 0.6%
4,870	Brunswick Corp./DE	87,952

	MACHINERY-DIVERSIFIED - 1.7%
1,118	Gardner Denver, Inc.	86,153
3,325	Robbins & Myers, Inc.	161,429
		247,582
	METAL FABRICATE/HARDWARE - 1.6%
2,000	RBC Bearings, Inc. *	83,400
4,025	Timken Co.	155,808
		239,208
	MISCELLANEOUS MANUFACTURING - 0.9%
1,225	Donaldson Co., Inc.	83,398
2,975	Trimas Corp. *	53,401
		136,799
	OIL & GAS - 6.0%
925	Cabot Oil & Gas Corp.	70,207
2,150	Concho Resources, Inc. *	201,562
2,625	Gulfport Energy Corp. *	77,306
33,575	Kodiak Oil & Gas Corp. *	318,962
7,894	Rex Energy Corp. *	116,515
2,322	Whiting Petroleum Corp. *	108,414
		892,966
	OIL & GAS SERVICES - 3.5%
15,530	Key Energy Services, Inc. *	240,249
3,925	Newpark Resources, Inc. *	37,287
3,200	Oil States International, Inc. *	244,384
		521,920
	PHARMACEUTICALS - 4.1%
17,040	Akorn, Inc. *	189,485
2,970	AmerisourceBergen Corp.	110,454
2,700	Catalyst Health Solutions, Inc. *	140,400
1,425	Herbalife Ltd.	73,630
1,455	Mead Johnson Nutrition Co. - Cl. A	100,002
		613,971
	REAL ESTATE - 1.3%
18,800	HFF, Inc. - Cl. A *	194,204

	RETAIL - 18.4%
800	AutoZone, Inc. *	259,976
7,685	Cheesecake Factory, Inc./The *	225,555
2,965	Domino's Pizza, Inc. *	100,662
10,055	Express, Inc. *	200,497
1,075	Family Dollar Stores, Inc.	61,984
3,625	Genesco, Inc. *	223,807
6,440	GNC Holdings, Inc. - Cl. A *	186,438
4,235	Group 1 Automotive, Inc.	219,373
2,600	Hibbett Sports, Inc. *	117,468
2,700	Nu Skin Enterprises, Inc.	131,139
6,810	Pier 1 Imports, Inc. *	94,863
7,830	Ross Stores, Inc.	372,160
7,000	Rush Enterprises, Inc. *	146,440
10,895	Sally Beauty Holdings, Inc. *	230,211
2,260	Tractor Supply Co.	158,539
		2,729,112
	SEMICONDUCTORS - 3.4%
5,200	Altera Corp.	192,920
3,660	Avago Technologies Ltd.	105,628
1,675	Cavium, Inc. *	47,620
5,743	Cypress Semiconductor Corp. *	96,999
2,550	Volterra Semiconductor Corp. *	65,306
		508,473
	SOFTWARE - 9.2%
792	Advent Software, Inc. *	19,293
525	ANSYS, Inc. *	30,072
4,511	Ariba, Inc. *	126,669
4,225	Aspen Technology, Inc. *	73,304
820	Cerner Corp. *	50,225
1,275	Citrix Systems, Inc. *	77,418
6,375	Fiserv, Inc. *	374,467
1,425	Informatica Corp. *	52,625
7,350	Interactive Intelligence Group, Inc. *	168,462
9,145	Parametric Technology Corp. *	166,988
5,639	Synchronoss Technologies, Inc. *	170,354
1,655	VeriFone Systems, Inc. *	58,786
		1,368,663
	TELECOMMUNICATIONS - 3.3%
3,575	Finisar Corp. *	59,863
3,325	Ixia *	34,946
2,735	NICE Systems Ltd. - ADR *	94,221
8,625	Polycom, Inc. *	140,587
5,325	RF Micro Devices, Inc. *	28,755
2,950	SBA Communications Corp. - Cl. A *	126,732
		485,104
	TRANSPORTATION - 1.5%
2,200	Genesee & Wyoming, Inc. *	133,276
2,350	Old Dominion Freight Line, Inc. *	95,245
		228,521

	TOTAL COMMON STOCK (Cost $13,354,311)	14,153,686

	REITS - 0.4%
2,050	Tanger Factory Outlet Centers
	(Cost $56,262)	60,106

	MONEY MARKET FUND - 3.5%
520,760	Fidelity Institutional Money Market Portfolio, 0.15% (A)
	(Cost $520,760)	520,760

	TOTAL INVESTMENTS (Cost $13,931,333)(B) - 99.1%	$ 14,734,552
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.9%	132,183
	TOTAL NET ASSETS - 100.0%	$ 14,866,735

* Non-income producing securities
(A) Variable rate security; the rate shown represents the yield at December 31, 2011.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 1,433,296
	Unrealized depreciation:	(630,077)
	Net unrealized appreciation:	$ 803,219

Timothy Plan International Fund
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 87.6%
	AEROSPACE/DEFENSE - 1.2%
22,000	BAE Systems PLC	$ 388,520

	AUTO MANUFACTURERS - 0.6%
41,000	Fiat SpA	188,190

	AUTO PARTS & EQUIPMENT - 1.3%
11,800	Magna International, Inc.	393,058

	BANKS - 8.4%
12,600	Banco Bradesco SA	210,168
9,000	Bank Hapoalim BM	146,700
13,000	BOC Hong Kong Holdings Ltd.	613,080
30,639	DBS Group Holdings Ltd.	1,085,233
57,000	Sberbank of Russia *	566,580
		2,621,761
	BUILDING MATERIALS - 0.5%
89,000	Wienerberger AG	159,755

	CHEMICALS - 3.4%
9,000	Agrium, Inc.	603,990
7,800	Syngenta AG *	459,732
		1,063,722
	COMMERCIAL SERVICES - 0.6%
30,000	Anhui Expressway Co. *	176,139

	COSMETICS/PERSONAL CARE - 1.7%
29,000	Shiseido Co. Ltd.	525,770

	DISTRIBUTION/WHOLESALE - 2.1%
33,000	ITOCHU Corp.	664,620

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
16,300	ORIX Corp.	668,626

	ELECTRIC - 3.8%
44,000	Enel SpA	176,000
6,000	International Power PLC	313,200
95,000	Power Assets Holdings Ltd.	697,300
		1,186,500
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.4%
14,300	Hitachi Ltd.	745,602

	ENGINEERING & CONSTRUCTION - 3.7%
38,000	ABB Ltd. *	715,540
40,000	Vinci SA	434,400
		1,149,940
	FOOD - 5.8%
14,000	Kerry Group PLC	506,100
20,000	Marine Harvest ASA	170,200
45,000	WM Morrison Supermarkets PLC	1,131,750
		1,808,050
	HEALTHCARE-PRODUCTS - 4.1%
26,500	Smith & Nephew PLC	1,275,975

	HEALTHCARE-SERVICES - 3.9%
18,000	Fresenius Medical Care AG & Co. KGaA	1,223,640

	HOUSEHOLD PRODUCTS/WARES - 5.2%
33,400	Henkel AG & Co. KGaA	1,622,572

	INSURANCE - 2.4%
33,000	Zurich Financial Services AG *	748,440

	IRON/STEEL - 1.0%
14,600	Vale SA	300,760

	MACHINERY-CONSTRUCTION & MINING - 1.5%
25,000	Atlas Copco AB	474,500

	MINING - 3.1%
22,380	Anglo American PLC	406,197
7,500	Barrick Gold Corp.	339,375
3,800	BHP Billiton PLC	221,882
		967,454
	MISCELLANEOUS MANUFACTURING - 2.6%
35,000	Cookson Group PLC	276,864
22,550	FUJIFILM Holdings Corp.	524,513
		801,377
	OFFICE/BUSINESS EQUIPMENT - 2.3%
16,000	Canon Inc.	704,640

	OIL & GAS - 6.1%
62,000	Afren PLC *	412,665
14,000	Lukoil OAO	744,800
40,400	Precision Drilling Corp. *	414,504
12,168	Statoil ASA - ADR	311,623
		1,883,592
	OIL & GAS SERVICES - 1.0%
17,000	Subsea 7 SA *	316,370

	PHARMACEUTICALS - 2.7%
8,000	Shire PLC	831,200

	RETAIL - 2.7%
14,900	Arcos Dorados Holdings, Inc. - Cl. A	305,897
20,000	Wal-Mart de Mexico SAB de CV	547,800
		853,697
	TELECOMMUNICATIONS - 11.4%
18,400	America Movil SAB de CV	415,840
21,000	Globe Telecom Inc.	542,537
26,000	Nippon Telegraph & Telephone Corp.	658,580
10,000	Philippine Long Distance Telephone Co.	576,200
57,000	Singapore Telecommunications Ltd.	1,361,730
		3,554,887

	TOTAL COMMON STOCK (Cost $27,589,584)	27,299,357

	MONEY MARKET FUND - 13.0%
4,058,714	Fidelity Institutional Money Market Portfolio, 0.15% (A)
	(Cost $4,058,714)	4,058,714

	TOTAL INVESTMENTS (Cost $31,648,298)(B) - 100.6%	$ 31,358,071
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6) %	(233,442)
	TOTAL NET ASSETS - 100.0%	$ 31,124,629

* Non-income producing securities
(A) Variable rate security; the rate shown represents the yield at December 31, 2011.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,925,791
	Unrealized depreciation:	(3,216,018)
	Net unrealized depreciation:	$ (290,227)

DIVERSIFICATION OF ASSETS
Country		% of Net Assets
Argentina		1.0%
Austria		0.5%
Brazil		1.6%
Canada		5.6%
China		0.6%
France		1.4%
Germany		9.1%
Hong Kong		4.2%
Ireland		4.3%
Israel		0.5%
Italy		1.2%
Japan		14.4%
Mexico		3.1%
Norway		1.5%
Phillipines		3.6%
Russia		4.2%
Singapore		7.9%
Sweden		1.4%
Switzerland		6.2%
United Kingdom		15.2%
Total		87.6%
Money Market Funds		13.0%
Liabilities in Excess of Other Assets		-0.6%
Grand Total		100.00%

Timothy Plan Large/Mid Cap Growth
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 91.7%
	AEROSPACE/DEFENSE - 5.6%
11,565	General Dynamics Corp.	$ 768,032
10,600	L-3 Communications Holdings, Inc.	706,808
6,950	TransDigm Group, Inc. *	664,976
		2,139,816
	AUTO PARTS & EQUIPMENT - 2.2%
27,600	Johnson Controls, Inc.	862,776

	BANKS - 1.0%
18,122	Webster Financial Corp.	369,508

	BEVERAGES - 0.2%
1,750	Green Mountain Coffee Roasters, Inc. *	78,487

	BIOTECHNOLOGY - 0.3%
15,770	Human Genome Sciences, Inc. *	116,540

	CHEMICALS - 2.7%
13,385	Airgas, Inc.	1,045,101

	COMMERCIAL SERVICES - 5.4%
19,130	FleetCor Technologies, Inc. *	571,413
25,320	United Rentals, Inc. *	748,206
41,500	Western Union Co./The	757,790
		2,077,409
	COMPUTERS - 1.9%
6,345	Cognizant Technology Solutions Corp. - Cl. A *	408,047
6,275	Teradata Corp. *	304,400
		712,447
	DISTRIBUTION/WHOLESALE - 2.0%
14,530	WESCO International, Inc. *	770,235

	DIVERSIFIED FINANCIAL SERVICES - 2.5%
2,425	Affiliated Managers Group, Inc. *	232,679
11,670	Discover Financial Services	280,080
3,645	IntercontinentalExchange, Inc. *	439,405
		952,164
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
15,730	Emerson Electric Co.	732,861

	ELECTRONICS - 4.1%
20,620	Amphenol Corp.	935,942
14,010	Thermo Fisher Scientific, Inc. *	630,030
		1,565,972
	ENVIRONMENTAL CONTROL - 1.8%
9,755	Clean Harbors, Inc. *	621,686
1,750	Waste Connections, Inc.	57,995
		679,681
	FOOD - 2.3%
17,270	McCormick & Co., Inc./MD	870,753

	HEALTHCARE-PRODUCTS - 7.5%
14,105	Covidien PLC	634,866
6,870	CR Bard, Inc.	587,385
600	Intuitive Surgical, Inc. *	277,806
19,570	Sirona Dental Systems, Inc. *	861,863
15,040	St Jude Medical, Inc.	515,872
		2,877,792
	HOME BUILDERS - 0.9%
25,950	DR Horton, Inc.	327,230

	INSURANCE - 2.3%
11,460	ACE Ltd.	803,575
3,925	XL Group Plc	77,597
		881,172
	INTERNET - 0.7%
11,675	TIBCO Software, Inc. *	279,149

	INVESTMENT COMPANIES - 0.6%
14,445	Ares Capital Corp.	223,175

	MACHINERY-DIVERSIFIED - 1.1%
5,660	Gardner Denver, Inc.	436,160

	METAL FABRICATE/HARDWARE - 1.2%
12,225	Timken Co.	473,230

	MISCELLANEOUS MANUFACTURING - 2.8%
14,295	Danaher Corp.	672,437
5,850	Donaldson Co., Inc.	398,268
		1,070,705
	OIL & GAS - 11.1%
3,325	Cabot Oil & Gas Corp.	252,367
3,925	Concho Resources, Inc. *	367,969
8,330	Ensco PLC	390,844
18,260	Exxon Mobil Corp.	1,547,718
14,910	Occidental Petroleum Corp.	1,397,067
6,930	Whiting Petroleum Corp. *	323,562
		4,279,527
	OIL & GAS SERVICES - 2.5%
23,925	Key Energy Services, Inc. *	370,120
7,575	Oil States International, Inc. *	578,503
		948,623
	PHARMACEUTICALS - 6.0%
34,805	AmerisourceBergen Corp.	1,294,398
5,410	Catalyst Health Solutions, Inc. *	281,320
9,800	Herbalife Ltd.	506,366
3,330	Mead Johnson Nutrition Co. - Cl. A	228,871
		2,310,955
	RETAIL - 10.5%
3,235	AutoZone, Inc. *	1,051,278
7,850	Family Dollar Stores, Inc.	452,631
42,310	GNC Holdings, Inc. - Cl. A *	1,224,874
16,060	Ross Stores, Inc.	763,332
13,415	Sally Beauty Holdings, Inc. *	283,459
3,410	Tractor Supply Co.	239,212
		4,014,786
	SEMICONDUCTORS - 2.3%
12,175	Altera Corp.	451,692
11,055	Avago Technologies Ltd.	319,047
6,925	Cypress Semiconductor Corp. *	116,963
		887,702
	SOFTWARE - 5.8%
2,125	ANSYS, Inc. *	121,720
14,675	Ariba, Inc. *	412,074
2,730	Cerner Corp. *	167,212
4,700	Citrix Systems, Inc. *	285,384
16,375	Fiserv, Inc. *	961,867
3,596	Informatica Corp. *	132,800
3,975	VeriFone Systems, Inc. *	141,192
		2,222,249
	TELECOMMUNICATIONS - 2.5%
27,875	Polycom, Inc. *	454,362
12,200	SBA Communications Corp. - Cl. A *	524,112
		978,474

	TOTAL COMMON STOCK (Cost $34,567,719)	35,184,679

	MONEY MARKET FUND - 7.2%
2,774,426	Fidelity Institutional Money Market Portfolio, 0.15% (A)
	(Cost $2,774,426)	2,774,426

	TOTAL INVESTMENTS (Cost $37,342,145)(B) - 98.9%	$ 37,959,105
	ASSETS IN EXCESS OF OTHER LIABILITIES - 1.1%	446,759
	TOTAL NET ASSETS - 100.0%	$ 38,405,864

* Non-income producing securities
(A) Variable rate security; the rate shown represents the yield at December 31, 2011.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,440,846
	Unrealized depreciation:	(1,823,886)
	Net unrealized appreciation:	$ 616,960

Timothy Plan Small Cap Value Fund
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 87.9%
	AEROSPACE/DEFENSE - 2.3%
24,400	Moog, Inc. *	$ 1,071,892

	APPAREL - 2.2%
29,400	Wolverine World Wide, Inc.	1,047,816

	BANKS - 15.8%
15,428	Bancfirst Corp.	579,167
77,201	BBCN Bancorp, Inc. *	729,549
49,503	Chemical Financial Corp.	1,055,404
55,108	Columbia Banking System, Inc.	1,061,931
5,989	First Citizens BancShares, Inc./NC	1,048,015
63,800	First Financial Bancorp	1,061,632
19,800	SVB Financial Group *	944,262
36,000	Wintrust Financial Corp.	1,009,800
		7,489,760
	CHEMICALS - 2.0%
47,000	Kraton Performance Polymers, Inc. *	954,100

	COAL - 2.1%
52,000	Cloud Peak Energy, Inc. *	1,004,640

	COMMERCIAL SERVICES - 2.3%
29,500	Rent-A-Center, Inc./TX	1,091,500

	COMPUTERS - 2.3%
38,700	j2 Global, Inc.	1,089,018

	DIVERSIFIED FINANCIAL SERVICES - 4.1%
78,517	Calamos Asset Management, Inc. - Cl. A	982,248
81,100	Knight Capital Group, Inc. - Cl. A *	958,602
		1,940,850
	ELECTRIC - 4.6%
22,400	Avista Corp.	576,800
14,600	Cleco Corp.	556,260
29,500	NorthWestern Corp.	1,055,805
		2,188,865
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.3%
41,500	EnerSys *	1,077,755

	ENGINEERING & CONSTRUCTION - 1.9%
38,070	Layne Christensen Co. *	921,294

	FOOD - 2.5%
22,565	J&J Snack Foods Corp.	1,202,263

	HEALTHCARE-PRODUCTS - 4.6%
111,617	Natus Medical, Inc. *	1,052,548
31,680	Orthofix International NV *	1,116,086
		2,168,634
	INSURANCE - 5.4%
41,123	AMERISAFE, Inc. *	956,110
31,500	Employers Holdings, Inc.	569,835
25,670	Safety Insurance Group, Inc.	1,039,122
		2,565,067
	MACHINERY-DIVERSIFIED - 1.0%
22,505	Hurco Cos., Inc. *	472,605

	METAL FABRICATE/HARDWARE - 2.2%
34,900	Kaydon Corp.	1,064,450

	MISCELLANEOUS MANUFACTURING - 4.6%
29,497	AO Smith Corp.	1,183,420
48,800	Harsco Corp.	1,004,304
		2,187,724
	OIL & GAS - 5.8%
17,800	Approach Resources, Inc. *	523,498
173,626	Gastar Exploration Ltd. *	552,131
17,761	GeoResources, Inc. *	520,575
64,600	Kodiak Oil & Gas Corp. *	613,700
18,000	Swift Energy Co. *	534,960
		2,744,864
	OIL & GAS SERVICES - 4.5%
25,954	Basic Energy Services, Inc. *	511,294
114,366	Matrix Service Co. *	1,079,615
56,500	Pioneer Drilling Co. *	546,920
		2,137,829
	RETAIL - 2.1%
74,100	Kirkland's, Inc. *	985,530

	SEMICONDUCTORS - 0.9%
20,038	Veeco Instruments, Inc. *	416,790

	SOFTWARE - 3.3%
84,006	Pervasive Software, Inc. *	488,915
35,400	SYNNEX Corp. *	1,078,284
		1,567,199
	TELECOMMUNICATIONS - 1.1%
133,100	Tellabs Inc.	537,724

	TRANSPORTATION - 5.7%
10,400	Genesee & Wyoming, Inc. *	630,032
22,264	Landstar System, Inc.	1,066,891
80,863	Saia, Inc. *	1,009,170
		2,706,093
	TRUCKING & LEASING - 2.3%
38,600	TAL International Group, Inc.	1,111,294

	TOTAL COMMON STOCK (Cost $42,260,236)	41,745,556

	REITs - 11.6%
60,365	Coresite Realty Corp.	1,075,704
234,700	DCT Industrial Trust, Inc.	1,201,664
112,457	DiamondRock Hospitality Co.	1,084,086
30,100	Healthcare Realty Trust, Inc.	559,559
35,400	Potlatch Corp.	1,101,294
18,600	Washington Real Estate Investment Trust	508,710

	TOTAL REITs (Cost $5,320,738)	5,531,017

	MONEY MARKET FUND - 0.3%
158,441	Fidelity Institutional Money Market Portfolio, 0.15% (A)
	(Cost $158,441)	158,441

	TOTAL INVESTMENTS (Cost $47,739,415)(B) - 99.8%	$ 47,435,014
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.2%	70,992
	TOTAL NET ASSETS - 100.0%	$ 47,506,006

* Non-income producing securities
(A) Variable rate security; the rate shown represents the yield at December 31, 2011.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 3,811,997
	Unrealized depreciation:	(4,116,398)
	Net unrealized depreciation:	$ (304,401)

Timothy Plan Large/Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 89.9%
	AEROSPACE/DEFENSE - 3.0%
30,800	General Dynamics Corp.	$ 2,045,428
7,173	Goodrich Corp.	887,300
		2,932,728
	AUTO PARTS & EQUIPMENT - 2.7%
28,500	BorgWarner, Inc. *	1,816,590
21,300	Lear Corp.	847,740
		2,664,330
	BANKS - 1.9%
54,400	CIT Group, Inc. *	1,896,928

	BEVERAGES - 2.3%
56,900	Dr Pepper Snapple Group, Inc.	2,246,412

	CHEMICALS - 2.7%
29,300	Sherwin-Williams Co./The	2,615,611

	DIVERSIFIED FINANCIAL SERVICES - 5.6%
69,300	Eaton Vance Corp.	1,638,252
17,100	Franklin Resources, Inc.	1,642,626
112,600	Invesco Ltd.	2,262,134
		5,543,012
	ELECTRIC - 7.0%
49,000	American Electric Power Co., Inc.	2,024,190
47,000	Dominion Resources, Inc./VA	2,494,760
53,300	FirstEnergy Corp.	2,361,190
		6,880,140
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.4%
51,500	Emerson Electric Co.	2,399,385

	ELECTRONICS - 2.0%
63,500	TE Connectivity Ltd.	1,956,435

	FOOD - 4.2%
26,100	JM Smucker Co./The	2,040,237
71,300	Sysco Corp.	2,091,229
		4,131,466
	HEALTHCARE-PRODUCTS - 11.9%
79,700	CareFusion Corp. *	2,025,177
60,900	Covidien PLC	2,741,109
22,800	CR Bard, Inc.	1,949,400
28,800	DENTSPLY International, Inc.	1,007,712
117,000	Hologic, Inc. *	2,048,670
56,400	St Jude Medical, Inc.	1,934,520
		11,706,588
	INSURANCE - 9.7%
37,700	ACE Ltd.	2,643,524
63,100	Arch Capital Group Ltd. *	2,349,213
67,700	Axis Capital Holdings Ltd.	2,163,692
60,100	Willis Group Holdings PLC	2,331,880
		9,488,309
	MACHINERY-DIVERSIFIED - 2.2%
22,200	Flowserve Corp.	2,204,904

	METAL FABRICATE/HARDWARE - 2.4%
14,200	Precision Castparts Corp.	2,340,018

	OIL & GAS - 18.6%
28,300	Anadarko Petroleum Corp.	2,160,139
20,600	Apache Corp.	1,865,948
18,600	ConocoPhillips	1,355,382
45,200	EQT Corp.	2,476,508
41,000	Exxon Mobil Corp.	3,475,160
44,400	Marathon Oil Corp.	1,299,588
29,300	Marathon Petroleum Corp.	975,397
34,700	Murphy Oil Corp.	1,934,178
29,000	Occidental Petroleum Corp.	2,717,300
		18,259,600
	OIL & GAS SERVICES - 2.3%
33,000	National Oilwell Varco, Inc.	2,243,670

	RETAIL - 2.7%
37,900	Advance Auto Parts, Inc.	2,638,977

	SEMICONDUCTORS - 1.0%
26,900	Microchip Technology, Inc.	985,347

	SOFTWARE - 2.5%
122,300	CA, Inc.	2,472,295

	TRANSPORTATION - 2.8%
26,400	Union Pacific Corp.	2,796,816

	TOTAL COMMON STOCK (Cost $74,858,694)	88,402,971

	MASTER LIMITED PARTNERSHIPS - 2.1%
78,800	Lazard Ltd. - Cl. A	2,057,468

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,711,146)	2,057,468

	REITs - 4.8%
51,100	HCP, Inc.	2,117,073
19,700	Public Storage	2,648,862

	TOTAL REITs (Cost $3,033,852)	4,765,935

	MONEY MARKET FUND - 3.1%
3,039,806	Fidelity Institutional Money Portfolio, 0.15% (A)
	(Cost $3,039,806)	3,039,806

	TOTAL INVESTMENTS (Cost $83,643,498)(B) - 99.9%	$ 98,266,180
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.1%	40,265
	TOTAL NET ASSETS - 100.0%	$ 98,306,445

* Non-income producing securities
(A) Variable rate security; the rate shown represents the yield at December 31, 2011.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 18,932,398
	Unrealized depreciation:	(4,309,716)
	Net unrealized appreciation:	$ 14,622,682

Timothy Plan Fixed Income Fund
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Par Value		Value

	BONDS AND NOTES - 94.1%
	ASSET-BACKED SECURITIES - 0.2%
$ 8,710	John Deere Owner Trust, 2.59%, 10/15/2013	$ 8,720
145,000	John Deere Owner Trust, 3.96%, 05/16/2016	146,679
	TOTAL ASSET-BACKED SECURITIES (Cost $153,906)	155,399

	CORPORATE BONDS - 23.2%
500,000	America Movil SAB de C.V., 5.00%, 03/30/2020	554,886
1,000,000	Cameron International Corp., 6.375%, 07/15/2018	1,185,895
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	872,664
750,000	ConocoPhillips, 4.60%, 01/15/2015	830,089
500,000	Covidien International Finance SA, 5.45%, 10/15/2012	517,549
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	996,546
350,000	Energy Transfer Partners LP, 6.70%, 07/01/2018	388,815
500,000	Enterprise Products Operating, LLC, 6.125%, 10/15/2039	560,449
900,000	ERP Operating LP, 5.125%, 03/15/2016	965,193
500,000	Express Scripts, Inc., 5.25%, 06/15/2012	509,125
500,000	Johnson Controls, Inc., 5.00%, 03/30/2020	557,115
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	811,915
500,000	L-3 Communications, Corp., 5.20%, 10/15/2019	508,016
750,000	Marathon Oil Corp., 6.00%, 10/01/2017	873,715
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	814,221
500,000	Oneok, Inc., 5.20%, 06/15/2015	546,825
750,000	Simon Property Group LP, 5.75%, 12/01/2015	839,818
500,000	Transocean, Inc., 6.00%, 03/15/2018	513,725
1,000,000	Tyco Electronics Group SA, 6.00%, 10/01/2012	1,035,279
500,000	Valero Energy Corp., 6.625%, 06/15/2037	537,819
750,000	Weatherford International, Ltd., 4.95%, 10/15/2013	788,420
750,000	Willis North America, Inc., 6.20%, 03/28/2017	825,563
	TOTAL CORPORATE BONDS (Cost $14,729,108)	16,033,642

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 70.7%
	GOVERNMENT NOTES & BONDS - 31.4%
1,500,000	Federal Farm Credit Bank, 4.875%, 01/17/2017	1,769,687
2,500,000	Federal Farm Credit Bank, 5.125%, 08/25/2016	2,957,070
1,000,000	Federal Home Loan Bank, 5.00%, 11/17/2017	1,201,661
1,500,000	Federal Home Loan Bank, 5.50%, 08/13/2014	1,691,623
4,000,000	U.S. Treasury Bond, 3.125%, 05/15/2019	4,485,624
1,500,000	U.S. Treasury Bond, 4.375%, 05/15/2040	1,948,829
1,000,000	U.S. Treasury Bond, 5.00%, 05/15/2037	1,407,188
2,000,000	U.S. Treasury Note, 3.125%, 05/15/2021	2,233,672
2,000,000	U.S. Treasury Note, 3.875%, 05/15/2018	2,333,126
1,550,000	U.S. Treasury Note, 4.75%, 05/15/2014	1,712,205
	TOTAL GOVERNMENT NOTES & BONDS (Cost $19,715,982)	21,740,685

	GOVERNMENT MORTGAGE-BACKED SECURITIES - 34.2%
93,564	GNMA Pool 3584, 6.00%, 07/20/2034	106,935
214,185	GNMA Pool 3612, 6.50%, 09/20/2034	245,061
666,506	GNMA Pool 3625, 6.00%, 10/20/2034	757,026
275,585	GNMA Pool 3637, 5.50%, 11/20/2034	311,126
432,010	GNMA Pool 3665, 5.50%, 01/20/2035	487,726
217,472	GNMA Pool 3679, 6.00%, 02/20/2035	247,007
551,300	GNMA Pool 3711, 5.50%, 05/20/2035	621,884
496,851	GNMA Pool 3865, 6.00%, 06/20/2036	563,397
355,925	GNMA Pool 3910, 6.00%, 10/20/2036	403,596
668,664	GNMA Pool 3939, 5.00%, 01/20/2037	741,423
816,843	GNMA Pool 4058, 5.00%, 12/20/2037	905,725
861,603	GNMA Pool 4072, 5.50%, 01/20/2038	967,338
2,315,873	GNMA Pool 4520, 5.00%, 08/20/2039	2,564,974
1,429,406	GNMA Pool 4541, 5.00%, 09/20/2039	1,583,157
2,640,990	GNMA Pool 4947, 5.00%, 02/20/2041	2,924,236
995,188	GNMA Pool 5204, 4.50%, 10/20/2041	1,086,715
33,363	GNMA Pool 585163, 5.00%, 02/15/2018	36,384
30,972	GNMA Pool 585180, 5.00%, 02/15/2018	33,777
23,467	GNMA Pool 592492, 5.00%, 03/15/2018	25,593
26,025	GNMA Pool 599821, 5.00%, 01/15/2018	28,399
442,529	GNMA Pool 604182, 5.50%, 04/15/2033	499,644
257,552	GNMA Pool 663776, 6.50%, 01/15/2037	293,521
3,703,427	GNMA Pool 701961, 4.50%, 06/15/2039	4,049,118
1,640,241	GNMA Pool 717072, 5.00%, 05/15/2039	1,818,925
966,689	GNMA Pool 734437, 4.50%, 05/15/2041	1,054,809
92,880	GNMA Pool 781694, 6.00%, 12/15/2031	105,895
1,049,736	GNMA Pool 782858, 6.00%, 11/15/2039	1,190,154
	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES
	(Cost $22,141,079)	23,653,545

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 5.1%
1,250,000	TIPS, 2.00%, 01/15/2014	1,623,149
1,500,000	TIPS, 2.50%, 07/15/2016	1,945,570
	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS)
	(Cost $3,239,282)	3,568,719

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost $45,096,343)	48,962,949

	TOTAL BONDS AND NOTES (Cost $59,979,357)	65,151,990

Shares
	MONEY MARKET FUND - 5.2%
3,577,600	Fidelity Institutional Money Market Portfolio, 0.15% (A)
	(Cost $3,577,600)	3,577,600

	TOTAL INVESTMENTS (Cost $63,556,957)(B) - 99.3%	$ 68,729,590
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.7%	487,373
	TOTAL NET ASSETS - 100.00%	$ 69,216,963

(A) Variable rate security; the rate shown represents the yield at December 31, 2011.

(B) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 5,173,763
	Unrealized depreciation	(1,130)
	Net unrealized appreciation	$ 5,172,633

Timothy Plan High Yield Bond Fund
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Par Value		Value

	CORPORATE BONDS - 89.6%
$ 250,000	Actuant Corp., 6.875%, 6/15/2017	$ 258,438
500,000	AmeriGas Partners LP, 6.50%, 5/20/2021	493,750
500,000	Basic Energy Services, Inc., 7.75%, 2/15/2019	501,250
500,000	Berry Petroleum Co., 8.25%, 11/01/2016	518,750
500,000	Calfrac Holdings LP, 7.50%, 12/01/2020 (A)	490,000
500,000	Calumet Special, 9.375%, 5/1/2019 (A)	487,500
500,000	Cemex Finance LLC, 9.50%, 12/14/2016 (A)	441,250
500,000	Cloud Peak Energy Resources LLC, 8.50%, 12/15/2019	540,000
500,000	CommScope, Inc., 8.25%, 1/15/2019 (A)	497,500
500,000	Comstock Resources, Inc., 8.375%, 10/15/2017	483,750
250,000	Continental Resources, Inc., 7.125%, 4/01/2021	272,500
500,000	Copano Energy Finance Corp., 7.75%, 6/01/2018	522,500
500,000	Covanta Holding Corp., 7.25%, 12/01/2020	528,080
500,000	Crosstex Energy LP, 8.875%, 2/15/2018	548,750
500,000	Energy Transfer Equity LP, 7.50%, 10/15/2020	548,750
500,000	FMG Resources August 2006 Pty Ltd., 7.00%, 11/01/2015 (A)	507,500
500,000	Forest Oil Corp., 7.25%, 6/15/2019	512,500
500,000	Frac Tech Services LLC, 7.125%, 11/15/2018 (A)	526,250
750,000	Genesis Energy LP, 7.875%, 12/15/2018	753,750
500,000	Geo Group, Inc./The, 6.625%, 2/15/2011	505,000
329,000	Goodyear Tire & Rubber Co., 10.50%, 5/15/2016	364,368
500,000	Helix Energy Solutions Group, Inc., 9.50%, 1/15/2016 (A)	518,125
500,000	Hypermarcas SA, 6.50%, 4/20/2021 (A)	448,750
500,000	Intergen NV, 9.00%, 6/30/2017 (A)	528,750
250,000	Iron Mountain, 7.75%, 10/1/2019	262,500
500,000	Kindred Healthcare, 8.25%, 6/1/2019	416,250
500,000	MarkWest Energy Partners L.P., 6.75%, 11/01/2020	526,250
500,000	MedAssets, Inc., 8.00%, 11/15/2018	487,500
500,000	MEMC Electronic Materials, Inc., 7.75%, 4/01/2019	351,250
500,000	MPT Operating Partnership LP, 6.875%, 5/1/2021	498,125
500,000	Navios Maritime Holdings, Inc., 8.875%, 11/01/2017	478,750
449,000	Navistar International Corp., 8.25%, 11/01/2021	479,867
500,000	Nova Chemicals Corp., 8.625%, 11/01/2019	553,750
500,000	NRG Energy, Inc., 7.375%, 1/15/2017	520,000
500,000	OGX Petroleo, 8.50%, 6/1/2018 (A)	490,000
500,000	Omnicare, Inc., 7.75%, 6/01/2020	539,375
500,000	PolyOne Corp., 7.375%, 9/15/2020	517,500
250,000	Polypore International, Inc., 7.50%, 11/15/2017	257,813
500,000	QBE Cap Funding II LP, 7.25%, 5/24/2041 (A)	440,984
250,000	R R Donnelley & Sons Co., 7.25%, 5/15/2018	243,750
500,000	Reynolds Group Issuer, Inc., 9.00%, 4/15/2019 (A)	471,250
500,000	Sanmina-SCI Corp., 7.00%, 5/15/2019 (A)	490,000
500,000	Sealy Mattress Co., 8.25%, 6/15/2014	497,500
500,000	Suncoke Energy, 7.625%, 8/1/2019 (A)	502,500
500,000	Swift Energy Co., 7.125%, 6/01/2017	493,750
500,000	Targa Resources Partners LP, 7.875%, 10/15/2018	530,000
410,000	Tesoro Corp., 9.75%, 6/01/2019	462,275
500,000	United Rentals North America, Inc., 9.25%, 12/15/2019	526,250
500,000	United States Steel Corp., 6.05%, 06/01/2017	480,000
500,000	USG Corp., 9.75%, 01/15/2018	425,000
250,000	Vanguard Health Holding Co., LLC, 7.75%, 02/01/2019 (A)	241,250

	TOTAL CORPORATE BONDS (Cost $23,958,274)	23,981,200

Shares
	MONEY MARKET FUND - 9.0%
2,408,683	Fidelity Institutional Money Market Portfolio, 0.15% (B)
	(Cost $2,408,683)	2,408,683

	TOTAL INVESTMENTS (Cost $26,366,957)(C) - 98.6%	$ 26,389,883
	ASSETS IN EXCESS OF OTHER LIABILITIES - 1.4%	380,473
	TOTAL NET ASSETS - 100.00%	$ 26,770,356

(A) 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(B) Variable rate security; the rate shown represents the yield at December 31, 2011.

(C) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 727,749
	Unrealized depreciation	(704,823)
	Net unrealized appreciation	$ 22,926

Timothy Plan Money Market
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Par Value		Value

	BONDS AND NOTES - 93.0%
	ASSET-BACKED SECURITIES - 5.2%
$ 600,000	CNH Equipment Trust, 0.550%, 1/4/2013
	(Cost $600,000)	$ 600,000

	U.S. GOVERNMENT & GOVERNMENT AGENCIES (A) - 87.8%
850,000	Federal Home Loan Bank, 0.030%, 1/4/2012	849,999
600,000	Federal Home Loan Bank, 0.040%, 1/11/2012	599,995
350,000	Federal Home Loan Bank, 0.010%, 1/18/2012	349,999
500,000	Federal Home Loan Bank, 0.010%, 1/20/2012	499,998
695,000	Federal Home Loan Bank, 0.030%, 1/27/2012	694,988
575,000	Federal Home Loan Bank, 0.020%, 1/31/2012	574,991
525,000	Federal Home Loan Bank, 0.020%, 2/6/2012	524,990
100,000	Federal Home Loan Bank, 0.030%, 2/8/2012	99,997
575,000	Federal Home Loan Bank, 0.030%, 2/10/2012	574,984
220,000	Federal Home Loan Bank, 0.010%, 2/14/2012	219,997
200,000	Federal Home Loan Bank, 0.020%, 2/22/2012	199,994
800,000	Federal Home Loan Bank, 0.020%, 2/24/2012	799,977
100,000	Federal Home Loan Bank, 0.020%, 3/5/2012	99,997
550,000	Federal Home Loan Bank, 0.020%, 3/7/2012	549,985
700,000	Federal Home Loan Bank, 0.020%, 3/16/2012	699,979
1,500,000	Federal Home Loan Bank, 0.020%, 3/21/2012	1,499,935
800,000	U.S. Treasury Bill, 0.020%, 3/23/2012	799,973
600,000	U.S. Treasury Bill, 0.020%, 3/28/2012	599,979

	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCIES
	(Cost $10,239,757)	10,239,757

	TOTAL BONDS AND NOTES (Cost $10,839,757)	10,839,757

Shares
	MONEY MARKET FUND - 7.0%
815,064	Fidelity Institutional Money Market Portfolio, 0.15% (B)
	(Cost $815,064)	815,064

	TOTAL INVESTMENTS (Cost $11,654,821)(C) - 100.0%	$ 11,654,821
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.0%	2,256
	TOTAL NET ASSETS - 100.00%	$ 11,657,077

(A) Discount note; the rate shown represents the yield at December 31, 2011.
(B) Variable rate security; the rate shown represents the yield at December 31, 2011.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

Timothy Plan Defensive Strategies Fund
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 26.8%
	CHEMICALS - 2.7%
12,994	Albemarle Corp.	$ 669,321
11,515	Ashland, Inc.	658,197
4,610	CF Industries Holdings, Inc.	668,358
		1,995,876
	COAL - 3.5%
32,056	Alpha Natural Resources, Inc. *	654,904
44,839	Arch Coal, Inc.	650,614
73,508	Patriot Coal Corp. *	622,613
19,413	Peabody Energy Corp.	642,764
		2,570,895
	FOOD - 0.9%
31,780	Tyson Foods, Inc.	655,939

	FOREST PRODUCTS & PAPER - 0.9%
22,173	MeadWestvaco Corp.	664,082

	IRON/STEEL - 5.4%
13,809	Allegheny Technologies, Inc.	660,070
36,213	ArcelorMittal	658,715
16,428	Nucor Corp.	650,056
13,336	Reliance Steel & Aluminum Co.	649,330
49,776	Steel Dynamics, Inc.	654,554
25,353	United States Steel Corp.	670,840
		3,943,565
	MINING - 3.5%
75,171	Century Aluminum Co. *	639,705
26,018	Coeur d'Alene Mines Corp. *	628,075
55,608	Harmony Gold Mining Co. Ltd.	647,277
121,483	Hecla Mining Co.	635,356
		2,550,413
	OIL & GAS - 3.6%
11,277	Helmerich & Payne, Inc.	658,126
22,742	Marathon Oil Corp.	665,658
16,485	Transocean Ltd/Switzerland	632,859
31,583	Valero Energy Corp.	664,822
		2,621,465
	OIL & GAS SERVICES - 4.5%
13,320	Baker Hughes, Inc.	647,885
20,403	Hornbeck Offshore Services, Inc. *	632,901
9,705	National Oilwell Varco, Inc.	659,843
7,288	SEACOR Holdings, Inc. *	648,341
46,211	Weatherford International Ltd. *	676,529
		3,265,499
	PACKAGING & CONTAINERS - 1.8%
18,585	Ball Corp.	663,670
34,853	Owens-Illinois, Inc. *	675,451
		1,339,121

	TOTAL COMMON STOCK (Cost $19,475,107)	19,606,855

	REITs - 14.1%
2,800	Acadia Realty Trust	56,392
2,400	Alexandria Real Estate Equities Inc.	165,528
2,200	Apartment Investment & Management Co.	50,402
2,450	AvalonBay Communities Inc.	319,970
4,800	Boston Properties Inc.	478,080
5,900	Brandywine Realty Trust	56,050
3,000	BRE Properties Inc.	151,440
2,100	Camden Property Trust	130,704
5,900	CBL & Associates Properties Inc.	92,630
6,500	Colonial Properties Trust	135,590
9,700	DCT Industrial Trust Inc.	49,664
17,400	DDR Corp.	211,758
22,200	DiamondRock Hospitality Co.	214,008
2,390	Digital Realty Trust Inc.	159,341
5,800	Douglas Emmett Inc.	105,792
5,300	DuPont Fabros Technology Inc.	128,366
9,300	Education Realty Trust Inc.	95,139
1,300	Equity Lifestyle Properties Inc.	86,697
9,100	Equity Residential	518,973
1,750	Essex Property Trust Inc.	245,893
4,300	Extra Space Storage Inc.	104,189
1,400	Federal Realty Investment Trust	127,050
5,600	FelCor Lodging Trust Inc. *	17,080
9,426	General Growth Properties Inc.	141,579
12,200	HCP Inc.	505,446
6,700	Health Care REIT Inc.	365,351
3,000	Highwoods Properties Inc.	89,010
11,400	Hospitality Properties Trust	261,972
3,800	Kilroy Realty Corp.	144,666
15,100	Kimco Realty Corp.	245,224
8,300	Lexington Realty Trust	62,167
6,100	Liberty Property Trust	188,368
6,463	Macerich Co./The	327,028
3,800	National Retail Properties Inc.	100,244
15,294	ProLogis Inc.	437,255
2,200	PS Business Parks Inc.	121,946
3,500	Public Storage	470,610
2,300	Rayonier Inc.	102,649
2,000	Regency Centers Corp.	75,240
9,729	Simon Property Group Inc.	1,254,457
4,550	SL Green Realty Corp.	303,212
15,200	Strategic Hotels & Resorts Inc. *	81,624
2,200	Taubman Centers Inc.	136,620
8,000	UDR Inc.	200,800
7,459	Ventas Inc.	411,215
4,716	Vornado Realty Trust	362,472
3,500	Washington Real Estate Investment Trust	95,725
5,600	Weingarten Realty Investors	122,192

	TOTAL REITs (Cost $9,322,691)	10,307,808

	EXCHANGE TRADED FUNDS - 15.1%
	COMMODITY FUND - 15.1%
26,400	iShares Silver Trust *	711,216
79,000	PowerShares DB Agriculture Fund *	2,281,520
39,200	PowerShares DB Base Metals Fund *	731,080
54,600	PowerShares DB Commodity Index Tracking Fund *	1,465,464
52,700	PowerShares DB Energy Fund *	1,455,574
28,900	SPDR Gold Shares *	4,392,511

	TOTAL EXCHANGE TRADED FUNDS (Cost $10,990,534)	11,037,365
Par Value
	BONDS & NOTES - 27.8%
	GOVERNMENT MORTGAGE-BACKED SECURITIES - 3.0%
998,836	GNMA Pool 004947, 5.00%, 02/20/2041	1,105,961
995,188	GNMA Pool 004947, 4.50%, 10/20/2041	1,086,715

	TOTAL GOVERNMENT MORTGAGE-BACKED SECURITIES (Cost $2,140,615)	2,192,676

	TREASURY INFLATION PROTECTED SECURITIES (TIPS) - 24.8%
500,000	TIPS, 3.625%, 04/15/2028	1,041,688
300,000	TIPS, 3.875%, 04/15/2029	643,622
1,150,000	TIPS, 2.375%, 01/15/2025	1,757,423
1,735,000	TIPS, 1.75%, 01/15/2028	2,257,529
500,000	TIPS, 2.50%, 01/15/2029	704,686
500,000	TIPS, 3.00%, 07/15/2012	643,612
645,000	TIPS, 2.00%, 01/15/2014	837,545
550,000	TIPS, 2.00%, 07/15/2014	712,264
325,000	TIPS, 1.625%, 01/15/2015	415,909
1,045,000	TIPS, 2.00%, 01/15/2016	1,333,318
1,050,000	TIPS, 2.375%, 01/15/2017	1,369,277
1,600,000	TIPS, 2.00%, 04/15/2012	1,793,149
300,000	TIPS, 1.625%, 01/15/2018	369,325
1,250,000	TIPS, 2.125%, 01/15/2019	1,568,395
901,255	TIPS, 1.25%, 07/15/2020	1,059,314
1,440,000	TIPS, 1.125%, 01/15/2021	1,663,736

	TOTAL TREASURY INFLATION PROTECTED SECURITIES (TIPS) (Cost $16,565,427)	18,170,792

	TOTAL BONDS & NOTES (Cost $18,706,042)	20,363,468

	MONEY MARKET FUND - 15.0%
11,006,472	Fidelity Institutional Money Market Portfolio, 0.15% (A)
	(Cost $11,006,472)	11,006,472

	TOTAL INVESTMENTS (Cost $69,500,846)(B) - 98.8%	$ 72,321,968
	ASSETS IN EXCESS OF OTHER LIABILITIES - 1.2%	999,469
	TOTAL NET ASSETS - 100.0%	$ 73,321,437

* Non-income producing securities
(A) Variable rate security; the rate shown represents the yield at December 31, 2011.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 3,998,139
	Unrealized depreciation:	(1,177,017)
	Net unrealized appreciation:	$ 2,821,122

Timothy Plan Strategic Growth
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Shares		Value

	MUTUAL FUNDS (A) - 99.9%
408,787	Timothy Plan Aggressive Growth Fund*	$ 2,603,976
748,902	Timothy Plan Defensive Strategies Fund	8,567,440
421,622	Timothy Plan High Yield Bond Fund	3,803,029
1,115,914	Timothy Plan International Fund	7,420,830
197,530	Timothy Plan Israel Common Vaules Fund*	1,951,597
1,029,197	Timothy Plan Large/Mid Cap Growth Fund*	6,586,859
482,007	Timothy Plan Large/Mid Cap Value Fund	6,429,975
200,286	Timothy Plan Small Cap Value Fund*	2,579,676

	TOTAL MUTUAL FUNDS (Cost $41,071,189)	39,943,382

	MONEY MARKET FUND - 0.2%
59,273	Fidelity Institutional Money Market Portfolio, 0.15% (B)
	(Cost $59,273)	59,273

	TOTAL INVESTMENTS (Cost $41,130,462)(C) - 100.1%	$ 40,002,655
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(26,505)
	TOTAL NET ASSETS - 100.00%	$ 39,976,150

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at December 31, 2011.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 745,246
	Unrealized depreciation	(1,873,053)
	Net unrealized depreciation	$ (1,127,807)

Timothy Plan Conservative Growth
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)
Shares		Value

	MUTUAL FUNDS (A) - 99.8%
139,787	Timothy Plan Aggressive Growth Fund*	$ 890,446
1,035,863	Timothy Plan Defensive Strategies Fund	11,850,271
1,110,932	Timothy Plan Fixed Income Fund	11,953,623
373,871	Timothy Plan High Yield Bond Fund	3,372,318
556,710	Timothy Plan International Fund	3,702,122
134,961	Timothy Plan Israel Common Values Fund*	1,333,410
674,285	Timothy Plan Large/Mid Cap Growth Fund*	4,315,423
476,801	Timothy Plan Large/Mid Cap Value Fund	6,360,529
154,265	Timothy Plan Small Cap Value Fund*	1,986,930

	TOTAL MUTUAL FUNDS (Cost $42,848,690)	45,765,072

	MONEY MARKET FUNDS - 0.3%
142,968	Fidelity Institutional Money Market Portfolio, 0.15% (B)
	(Cost $142,968)	142,968

	TOTAL INVESTMENTS (Cost $42,991,658)(C) - 100.1%	$ 45,908,040
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(16,920)
	TOTAL NET ASSETS - 100.00%	$ 45,891,120

* Non-income producing securities
(A) Affiliated Funds - Class A.
(B) Variable rate security; the rate shown represents the yield at December 31, 2011.
(C) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 3,127,282
	Unrealized depreciation	(210,900)
	Net unrealized appreciation	$ 2,916,382

Timothy Plan Israel Common Values Fund
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)

Shares		Value

	COMMON STOCKS - 81.9%
	AEROSPACE EQUIPMENT - 2.6%
3,701	Elbit Sytems Ltd.	$ 150,446

	BANKS - 6.6%
9,000	Bank Hapoalim BM	146,700
35,000	Bank Leumi Le-Israel BM	100,089
100,000	Israel Discount Bank Ltd. *	133,679
		380,468
	CHEMICALS - 5.0%
16,000	Israel Chemicals Ltd.	168,000
14,000	Frutarom Industries Ltd.	124,400
		292,400
	ELECTRONICS- 5.1%
14,700	Ituran Location and Control Ltd.	146,706
11,096	Orbotech Ltd. *	151,682
		298,388
	ENERGY-ALTERNATE SOURCES - 2.5%
30,300	Ormant Industries	143,752

	FOOD - 4.9%
10,000	Osem Invesments Ltd.	145,973
4,600	Rami levi Chain Stores Hashikma marketing 2006 Ltd.	141,915
		287,888
	HEALTHCARE - PRODUCTS - 5.5%
8,900	Given Imaging Ltd. *	155,127
14,567	Syneron Medical Ltd. *	161,257
		316,384
	HOME BUILDERS - 2.4%
700	Bayside Land Corp.	140,877

	INTERNET - 5.4%
16,557	Clicksoftware Technologies Ltd.	158,782
11,500	MagicJack VocalTec Ltd. *	157,090
		315,872
	INVESTMENT COMPANIES - 2.2%
200	Israel Corp. Ltd-The	124,767

	OIL & GAS - 4.1%
620,000	Isramo - LP *	76,381
1,700	Noble Energy, Inc.	160,463
		236,844
	REAL ESTATE- 11.4%
34,000	Alony hets Properties & Investment Ltd.	150,434
40,000	Amot Investments Ltd.	97,025
22,000	British Israel Investments Ltd.	75,888
9,000	Gasit-Globe Ltd.	85,397
80,000	Industrial Building Corp.	123,929
21,000	Jerusalem Economy Ltd.	130,455
		663,128
	SOFTWARE - 8.7%
3,700	Check Point Software Technologies Ltd. *	194,398
29,100	Magic Software Enterprises Ltd. *	150,447
5,500	Radware Ltd. *	160,875
		505,720
	TELECOMMUNICATIONS - 15.5%
9,380	Allot Communications Ltd. *	142,576
40,000	AudioCodes Ltd. *	156,000
19,100	Ceragon Networks Ltd. *	147,070
5,200	Ezchip Semiconductor Ltd. *	147,316
38,280	Gilat Satellite Networks Ltd. *	151,206
4,500	Nice-Systems Ltd. *	155,025
		899,193

	TOTAL COMMON STOCKS (Cost $4,820,955)	4,756,127

	MONEY MARKET FUND - 17.5%
1,014,110	Fidelity Institutional Money Market Portfolio, 0.15% (A)
	(Cost $1,014,110)	1,014,110

	TOTAL INVESTMENTS (Cost $5,835,065)(B) - 99.4%	$ 5,770,237
	ASSETS IN EXCESS OF OTHER LIABILITIES - 0.6%	32,145
	TOTAL NET ASSETS - 100.00%	$ 5,802,382

* Non-income producing securities.
(A) Variable rate security; the rate shown represents the yield at December 31, 2011.
(B) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 115,877
	Unrealized depreciation	(180,705)
	Net unrealized depreciation	$ (64,828)

The Timothy Plan
PORTFOLIO OF INVESTMENTS
December 31, 2011 (Unaudited)

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2011 for the Portfolio’s assets and liabilities measured at fair value:

Aggressive Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	14,153,686	-	-	14,153,686
REITs	60,106	-	-	60,106
Money Market Fund	520,760	-	-	520,760
Total	14,734,552	-	-	14,734,552

International Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	27,299,357	-	-	27,299,357
Money Market Fund	4,058,714	-	-	4,058,714
Total	31,358,071	-	-	31,358,071

Large/Mid Cap Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	35,184,679	-	-	35,184,679
Money Market Fund	2,774,426	-	-	2,774,426
Total	37,959,105	-	-	37,959,105

Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	41,745,556	-	-	41,745,556
REITs	5,531,017	-	-	5,531,017
Money Market Fund	158,441	-	-	158,441
Total	47,435,014	-	-	47,435,014

Large/Mid Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	88,402,971	-	-	88,402,971
Master Limited Partnerships	2,057,468	-	-	2,057,468
REITs	4,765,935	-	-	4,765,935
Money Market Fund	3,039,806	-	-	3,039,806
Total	98,266,180	-	-	98,266,180

Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	-	155,399	-	155,399
Corporate Bonds	-	16,033,642	-	16,033,642
U.S. Government Notes & Bonds	-	21,740,685	-	21,740,685
Government Mortgage-Backed Securities	-	23,653,545	-	23,653,545
Treasury Inflation Protected Securities	-	3,568,719	-	3,568,719
Money Market Fund	3,577,600	-	-	3,577,600
Total	3,577,600	65,151,990	-	68,729,590

High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds		23,981,200	-	23,981,200
Money Market Fund	2,408,683	-	-	2,408,683
Total	2,408,683	23,981,200	-	26,389,883

Money Market Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	-	600,000	-	600,000
U.S. Government & Government Agencies		10,239,757	-	10,239,757
Money Market Fund	815,064	-	-	815,064
Total	815,064	10,839,757	-	11,654,821

Defensive Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	19,606,855	-	-	19,606,855
REITs	10,307,808	-	-	10,307,808
Exchange Traded Funds	11,037,365	-	-	11,037,365
Government Mortgage-Backed Securities		2,192,676	-	2,192,676
U.S. Treasury TIPS		18,170,792	-	18,170,792
Money Market Fund	11,006,472	-	-	11,006,472
Total	51,958,500	20,363,468	-	72,321,968

Strategic Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	39,943,382	-	-	39,943,382
Money Market Fund	59,273	-	-	59,273
Total	40,002,655	-	-	40,002,655

Conservative Growth Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	45,765,072	-	-	45,765,072
Money Market Fund	142,968	-	-	142,968
Total	45,908,040	-	-	45,908,040

Israel Common Values Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	4,756,127	-	-	4,756,127
Money Market Fund	1,014,110	-	-	1,014,110
Total	5,770,237	-	-	5,770,237

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Timothy Plan Funds

By

*/s/ Arthur D. Ally

       Arthur D. Ally, President / Principle Executive Officer

Date

2/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Arthur D. Ally

       Arthur D. Ally, President / Principle Executive Officer

Date

2/29/12